Nature of the Business and Summary of Significant Accounting Policies (Details Textual 1) (USD $) In Billions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		99 Months Ended	105 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
Noncontrolling Interest [Line Items]
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Revenue
Consolidated Contractors International Company, SAL
Noncontrolling Interest [Line Items]
Revenue			$ 5.5		$ 5.5
Entity Number Of Employees	120,000		120,000		120,000		120,000	120,000
Consolidated Contractors (Oman) Company LLC
Noncontrolling Interest [Line Items]
Entity Number Of Employees	13,000		13,000		13,000		13,000	13,000